Taxes - Schedule of Deferred Tax Asset Balance and Respective Changes (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	R$ 70,206	R$ 61,668
Realization / Reversal	(22,267)	(17,527)
Increase	27,471	26,065
Ending balance, deferred tax assets	75,410	70,206
Beginning balance, deferred tax liabilities	11,950	8,537
Realization / reversal	(5,434)	(2,515)
Increase	5,899	5,928
Ending balance, deferred tax liabilities	12,415	11,950
Cash flow hedge
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	392	108
Realization / Reversal	(10)	0
Increase	0	284
Ending balance, deferred tax assets	382	392
Reflected in income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	64,636	58,714
Realization / Reversal	(20,385)	(17,283)
Increase	27,370	23,205
Ending balance, deferred tax assets	71,621	64,636
Beginning balance, deferred tax liabilities	9,065	7,148
Realization / reversal	(4,670)	(2,368)
Increase	5,524	4,285
Ending balance, deferred tax liabilities	9,919	9,065
Provision for expected credit loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	43,518	38,664
Realization / Reversal	(5,664)	(7,436)
Increase	13,843	12,290
Ending balance, deferred tax assets	51,697	43,518
Related to tax losses and social contribution loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	2,469	2,325
Realization / Reversal	(2,053)	(385)
Increase	97	529
Ending balance, deferred tax assets	513	2,469
Provision for profit sharing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	3,258	2,794
Realization / Reversal	(3,258)	(2,794)
Increase	3,623	3,258
Ending balance, deferred tax assets	3,623	3,258
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	6,277	5,869
Realization / Reversal	(3,406)	(2,354)
Increase	2,993	2,762
Ending balance, deferred tax assets	5,864	6,277
Civil lawsuits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	1,239	1,227
Realization / Reversal	(665)	(730)
Increase	641	742
Ending balance, deferred tax assets	1,215	1,239
Labor claims
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	3,174	2,867
Realization / Reversal	(1,386)	(1,509)
Increase	1,755	1,816
Ending balance, deferred tax assets	3,543	3,174
Tax and social security obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	1,864	1,775
Realization / Reversal	(1,355)	(115)
Increase	597	204
Ending balance, deferred tax assets	1,106	1,864
Legal obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	375	279
Realization / Reversal	(135)	(15)
Increase	140	111
Ending balance, deferred tax assets	380	375
Adjustments of operations carried out on the futures settlement market
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	787	0
Realization / Reversal	(787)	0
Increase	0	787
Ending balance, deferred tax assets	0	787
Beginning balance, deferred tax liabilities	0	416
Realization / reversal	0	(416)
Increase	185	0
Ending balance, deferred tax liabilities	185	0
Adjustment to fair value of financial assets - At fair value through profit or loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	245	755
Realization / Reversal	(245)	(755)
Increase	15	245
Ending balance, deferred tax assets	15	245
Beginning balance, deferred tax liabilities	3,538	1,450
Realization / reversal	(3,538)	(1,450)
Increase	3,763	3,538
Ending balance, deferred tax liabilities	3,763	3,538
Provision relating to health insurance operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	365	395
Realization / Reversal	0	(30)
Increase	120	0
Ending balance, deferred tax assets	485	365
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	7,342	7,633
Realization / Reversal	(4,837)	(3,514)
Increase	6,539	3,223
Ending balance, deferred tax assets	9,044	7,342
Beginning balance, deferred tax liabilities	2,642	2,825
Realization / reversal	(339)	(455)
Increase	876	272
Ending balance, deferred tax liabilities	3,179	2,642
Reflected in stockholders’ equity
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	5,570	2,954
Realization / Reversal	(1,882)	(244)
Increase	101	2,860
Ending balance, deferred tax assets	3,789	5,570
Beginning balance, deferred tax liabilities	2,885	1,389
Realization / reversal	(764)	(147)
Increase	375	1,643
Ending balance, deferred tax liabilities	2,496	2,885
Adjustment to fair value of financial assets - At fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	4,268	2,022
Realization / Reversal	(1,872)	(244)
Increase	95	2,490
Ending balance, deferred tax assets	2,491	4,268
Beginning balance, deferred tax liabilities	2,881	1,381
Realization / reversal	(764)	(143)
Increase	372	1,643
Ending balance, deferred tax liabilities	2,489	2,881
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	910	824
Realization / Reversal	0	0
Increase	6	86
Ending balance, deferred tax assets	916	910
Supervenience of depreciation of finance lease
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax liabilities	107	130
Realization / reversal	(9)	(23)
Increase	0	0
Ending balance, deferred tax liabilities	98	107
Adjustment of deposits in guarantee and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax liabilities	1,754	1,572
Realization / reversal	(722)	(9)
Increase	657	191
Ending balance, deferred tax liabilities	1,689	1,754
Post-employment benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax liabilities	260	15
Realization / reversal	(37)	(15)
Increase	34	260
Ending balance, deferred tax liabilities	257	260
Taxation of results abroad – capital gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax liabilities	764	740
Realization / reversal	(25)	0
Increase	9	24
Ending balance, deferred tax liabilities	748	764
Post-employment benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax liabilities	4	8
Realization / reversal	0	(4)
Increase	3	0
Ending balance, deferred tax liabilities	R$ 7	R$ 4